FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	$ 1,663	$ 1,490
Level 1 [Member] | Marketable securities at fair value through profit or loss [Member] | Equity shares [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	77	70
Level 1 [Member] | Marketable securities at fair value through profit or loss [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	456	388
Level 1 [Member] | Marketable securities at fair value through profit or loss [Member] | Debt securities (corporate and government) [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	1,130	1,032
Level 1 [Member] | Financial assets at fair value through- Available for sale debt securities [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value
Level 1 [Member] | Derivatives instruments [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value
Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	8,589	9,132
Level 2 [Member] | Marketable securities at fair value through profit or loss [Member] | Equity shares [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value
Level 2 [Member] | Marketable securities at fair value through profit or loss [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value
Level 2 [Member] | Marketable securities at fair value through profit or loss [Member] | Debt securities (corporate and government) [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value
Level 2 [Member] | Financial assets at fair value through- Available for sale debt securities [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	8,597	9,164
Level 2 [Member] | Derivatives instruments [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	$ (8)	$ (32)